Equity Investments (Details) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 17, 2021 item	Jun. 17, 2017 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Equity Investment
Value of shares issued as payment for equity method investment			$ 444		$ 444		$ 443
Loss from equity method investments			$ 5	$ 103	$ 55	$ 167
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)		10.00%	10.00%		10.00%
Number of common shares held in equity method investment | shares		581,795
Number of board seats currently held | item	1
Total number of board seats | item	5
Percentage of voting right	20.00%
Element 1 Corp And Maritime Partners LLC
Equity Investment
Total investment			$ 4,100		$ 4,100
Gain on sale of equity method investment					$ (100)		$ (200)